SCHEDULE OF INVENTORY (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials		$ 97,636
Work in process
Finished goods	778,186
Inventories, at cost		97,636
Less: reserve for obsolescence
Inventory	$ 778,186	$ 97,636